Segment Information - Schedule of segments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Total operating revenues	$ 208,791	$ 194,760
Vessel operating expenses	(53,917)	(51,889)
Voyage, charterhire and commission expenses	(2,174)	(676)
Administrative expenses	(30,509)	(25,968)
Other operating income	299	0
Adjusted EBITDA	275,855	125,987
Balance sheet
Total assets	4,386,244		$ 4,948,295
Assets held for sale	707		1,697,039
Equity method investments	196,912		52,215
Continuing operations
Income Statement [Abstract]
Total operating revenues	208,791	194,760
Vessel operating expenses	(53,917)	(51,889)
Voyage, charterhire and commission expenses	(2,174)	(676)
Administrative expenses	(30,509)	(25,968)
Project development expenses	(1,331)	(2,077)
Realized gain on oil and gas derivative instruments, net (note 7)	154,696	11,837
Other operating income	299
Adjusted EBITDA	275,855	125,987
Balance sheet
Total assets	4,385,537		3,251,256
Equity method investments	196,912		52,215
Operating segments | Shipping | Continuing operations
Income Statement [Abstract]
Total operating revenues	4,216	8,571
Vessel operating expenses	(5,676)	(4,942)
Voyage, charterhire and commission expenses	(1,699)	(160)
Administrative expenses	65	(145)
Project development expenses	0	0
Realized gain on oil and gas derivative instruments, net (note 7)	0	0
Other operating income	0
Adjusted EBITDA	(3,094)	3,324
Balance sheet
Total assets	47,951		128,901
Equity method investments	145,804		0
Operating segments | FLNG | Continuing operations
Income Statement [Abstract]
Total operating revenues	178,314	164,614
Vessel operating expenses	(43,380)	(39,288)
Voyage, charterhire and commission expenses	(450)	(450)
Administrative expenses	(22)	(185)
Project development expenses	(2,917)	(2,116)
Realized gain on oil and gas derivative instruments, net (note 7)	154,696	11,837
Other operating income	299
Adjusted EBITDA	286,540	134,412
Balance sheet
Total assets	2,944,622		2,314,342
Equity method investments	0		0
Operating segments | Corporate and other | Continuing operations
Income Statement [Abstract]
Total operating revenues	26,261	21,575
Vessel operating expenses	(4,861)	(7,659)
Voyage, charterhire and commission expenses	(25)	(66)
Administrative expenses	(30,552)	(25,638)
Project development expenses	1,586	39
Realized gain on oil and gas derivative instruments, net (note 7)	0	0
Other operating income	0
Adjusted EBITDA	(7,591)	$ (11,749)
Balance sheet
Total assets	1,392,964		808,013
Equity method investments	$ 51,108		$ 52,215